CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 1,637	$ 1,325	$ 1,347
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	(51)	202	(250)
LESS: Income tax effect	17	69	(85)
Net gains (losses)	(34)	133	(165)
Gains recognized in earnings		(31)
LESS: Income tax effect		(11)
Net gains recognized in earnings		(20)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	(34)	113	(165)
Investment securities held to maturity other-than-temporarily impaired:
Accretion of other comprehensive loss on other-than-temporarily impaired securities held to maturity	127	166	188
LESS: Income tax effect	43	56	64
Net accretion	84	110	124
Unrealized holding gains on other-than-temporarily impaired securities held to maturity, net of tax	84	110	124
Other comprehensive income (loss)	50	223	(41)
COMPREHENSIVE INCOME	$ 1,687	$ 1,548	$ 1,306